CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 5,050	€ 5,262	€ 10,615	€ 10,314
Cost of sales	(3,524)	(3,410)	(7,176)	(6,331)
Gross profit	1,526	1,852	3,439	3,983
Selling expenses	(1,762)	(1,658)	(3,438)	(3,394)
Administrative expenses	(1,585)	(1,392)	(3,024)	(2,624)
Research and development expenses	(1,702)	(1,514)	(3,407)	(3,111)
Other operating expenses	(818)	(132)	(434)	(490)
Other operating income	148	440	729	842
Operating loss	(4,193)	(2,404)	(6,135)	(4,794)
Finance expense	(307)	(549)	(622)	(592)
Finance income	641	11	98	732
Financial result	334	(538)	(524)	140
Loss before income taxes	(3,859)	(2,942)	(6,659)	(4,654)
Income taxes	(56)	(7)	(44)	(13)
Net loss	(3,915)	(2,949)	(6,703)	(4,667)
Debt investment at FVOCI - net change in fair value	34	(3)	140	(18)
Foreign currency translation differences	416	(9)	16	(73)
Other comprehensive income	450	(12)	156	(91)
Total comprehensive loss	(3,465)	(2,961)	(6,547)	(4,758)
Loss attributable to:
Owners of the Company	(3,820)	(2,940)	(6,604)	(4,652)
Non-controlling interests	(95)	(9)	(99)	(15)
Net loss	(3,915)	(2,949)	(6,703)	(4,667)
Total comprehensive loss attributable to:
Owners of the Company	(3,370)	(2,952)	(6,448)	(4,743)
Non-controlling interests	(95)	(9)	(99)	(15)
Total comprehensive loss	€ (3,465)	€ (2,961)	€ (6,547)	€ (4,758)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	3,720,000	4,836,000	3,720,000